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                                                        OMB Number: 3235-0578
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/07

Item 1.  Schedule of Investments.

                          AIM CAPITAL DEVELOPMENT FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               CDV-QTR-1 7/07             A I M Advisors, Inc.

AIM Capital Development Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.11%

ADVERTISING-2.51%
Clear Channel Outdoor Holdings, Inc. -Class
   A (a)                                               487,727   $    13,388,106
Focus Media Holding Ltd. -ADR (China)(a)(b)            502,255        20,748,154
Lamar Advertising Co. -Class A                         240,808        14,335,300
                                                                 ---------------
                                                                      48,471,560
                                                                 ---------------
AEROSPACE & DEFENSE-4.13%
AerCap Holdings N.V.  (Netherlands)(a)                 537,290        13,948,048
L-3 Communications Holdings, Inc.                      180,818        17,640,604
Precision Castparts Corp.                              199,809        27,385,822
Spirit AeroSystems Holdings, Inc. -Class A (a)         568,295        20,629,109
                                                                 ---------------
                                                                      79,603,583
                                                                 ---------------
AIR FREIGHT & LOGISTICS-0.62%
Robinson (C.H.) Worldwide, Inc.                        245,948        11,965,370
                                                                 ---------------
ALTERNATIVE CARRIERS-0.94%
Level 3 Communications, Inc. (a)(b)                  3,475,075        18,174,642
                                                                 ---------------
APPAREL RETAIL-2.63%
Abercrombie & Fitch Co. -Class A                       204,304        14,280,850
Aeropostale, Inc. (a)                                  229,027         8,721,348
DSW Inc. -Class A (a)(b)                               285,091         9,476,425
Lululemon Athletica Inc.  (Canada)(a)                  212,744         6,837,592
Ross Stores, Inc.                                      393,073        11,371,602
                                                                 ---------------
                                                                      50,687,817
                                                                 ---------------
APPAREL, ACCESSORIES & LUXURY GOODS-2.70%
Coach, Inc. (a)                                        314,156        14,281,532
Hanesbrands, Inc. (a)                                  627,576        19,461,132
Polo Ralph Lauren Corp. (a)                            204,375        18,260,906
                                                                 ---------------
                                                                      52,003,570
                                                                 ---------------
APPLICATION SOFTWARE-4.13%
Amdocs Ltd. (a)                                        430,379        15,575,416
Cadence Design Systems, Inc. (a)                       796,226        17,039,236
Citrix Systems, Inc. (a)                               512,118        18,523,308
Solera Holdings Inc. (a)                               887,757        16,601,056
TIBCO Software Inc. (a)                              1,468,004        11,934,873
                                                                 ---------------
                                                                      79,673,889
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS-0.44%
FBR Capital Markets Corp.  (Acquired
   07/14/06; Cost $7,044,000)(a)(c)(d)                 469,600         6,128,280

                                                     SHARES           VALUE
                                                  ------------   ---------------
ASSET MANAGEMENT & CUSTODY BANKS-(CONTINUED)
FBR Capital Markets Corp. (a)(b)                       163,101   $     2,364,965
                                                                 ---------------
                                                                       8,493,245
                                                                 ---------------
BIOTECHNOLOGY-1.43%
Cephalon, Inc. (a)                                     126,000         9,467,640
Genzyme Corp. (a)                                      287,000        18,101,090
                                                                 ---------------
                                                                      27,568,730
                                                                 ---------------
CASINOS & GAMING-2.01%
International Game Technology                          470,654        16,623,499
Scientific Games Corp. -Class A (a)(b)                 643,851        22,090,528
                                                                 ---------------
                                                                      38,714,027
                                                                 ---------------
COMMUNICATIONS EQUIPMENT-1.61%
CommScope, Inc. (a)                                    350,659        19,086,369
Comverse Technology, Inc. (a)                          621,452        11,975,380
                                                                 ---------------
                                                                      31,061,749
                                                                 ---------------
COMPUTER HARDWARE-0.50%
NCR Corp. (a)                                          184,200         9,618,924
                                                                 ---------------
COMPUTER STORAGE & PERIPHERALS-2.26%
Intermec Inc. (a)(b)                                   514,973        13,198,758
Logitech International S.A.
   (Switzerland)(a)(b)                                 343,546         9,172,678
Network Appliance, Inc. (a)                            416,856        11,813,699
SanDisk Corp. (a)                                      175,408         9,407,131
                                                                 ---------------
                                                                      43,592,266
                                                                 ---------------
CONSTRUCTION & ENGINEERING-3.36%
Aecom Technology Corp. (a)                             847,462        21,991,639
Foster Wheeler Ltd. (a)                                340,385        38,255,870
Quanta Services, Inc. (a)                              163,096         4,636,819
                                                                 ---------------
                                                                      64,884,328
                                                                 ---------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-0.97%
Joy Global Inc.                                        376,777        18,646,694
                                                                 ---------------
DATA PROCESSING & OUTSOURCED SERVICES-3.41%
CheckFree Corp. (a)                                    263,769         9,717,250
Euronet Worldwide, Inc. (a)(b)                         662,000        16,821,420
Fidelity National Information Services, Inc.           380,800        18,899,104
VeriFone Holdings, Inc. (a)(b)                         556,904        20,276,875
                                                                 ---------------
                                                                      65,714,649
                                                                 ---------------
DISTRIBUTORS-0.60%
LKQ Corp. (a)                                          404,580        11,502,209
                                                                 ---------------

AIM Capital Development Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.40%
Corrections Corp. of America (a)                       960,770   $    27,718,214
IHS Inc. -Class A (a)                                  393,554        18,662,331
                                                                 ---------------
                                                                      46,380,545
                                                                 ---------------
DIVERSIFIED METALS & MINING-0.44%
Titanium Metals Corp. (a)(b)                           252,831         8,449,612
                                                                 ---------------
DRUG RETAIL-1.09%
Shoppers Drug Mart Corp. (Canada)                      427,700        20,961,009
                                                                 ---------------
EDUCATION SERVICES-0.48%
Apollo Group, Inc. -Class A (a)                        157,039         9,282,575
                                                                 ---------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.75%
Cooper Industries, Ltd. -Class A                       361,600        19,135,872
General Cable Corp. (a)                                184,557        14,672,282
                                                                 ---------------
                                                                      33,808,154
                                                                 ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS-2.03%
Agilent Technologies, Inc. (a)                         532,655        20,320,788
Amphenol Corp. -Class A                                547,786        18,767,149
                                                                 ---------------
                                                                      39,087,937
                                                                 ---------------
ENVIRONMENTAL & FACILITIES SERVICES-0.23%
Covanta Holding Corp. (a)                              198,145         4,493,929
                                                                 ---------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.76%
Potash Corp. of Saskatchewan Inc. (Canada)             182,373        14,724,796
                                                                 ---------------
GENERAL MERCHANDISE STORES-0.96%
Dollar Tree Stores, Inc. (a)                           486,659        18,619,573
                                                                 ---------------
HEALTH CARE DISTRIBUTORS-0.93%
Schein (Henry), Inc. (a)                               329,205        17,889,000
                                                                 ---------------
HEALTH CARE EQUIPMENT-1.68%
Hologic, Inc. (a)(b)                                   272,718        14,126,793
ResMed Inc. (a)                                        427,446        18,371,629
                                                                 ---------------
                                                                      32,498,422
                                                                 ---------------
HEALTH CARE FACILITIES-0.78%
Psychiatric Solutions, Inc. (a)                        440,000        14,999,600
                                                                 ---------------
HEALTH CARE SERVICES-2.25%
DaVita, Inc. (a)                                       316,639        16,762,869
Express Scripts, Inc. (a)                              200,000        10,026,000
Pediatrix Medical Group, Inc. (a)                      307,000        16,565,720
                                                                 ---------------
                                                                      43,354,589
                                                                 ---------------
HEALTH CARE SUPPLIES-1.10%
Inverness Medical Innovations, Inc. (a)(b)             437,500        21,179,375
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
HOTELS, RESORTS & CRUISE LINES-0.78%
Choice Hotels International, Inc.                      418,233   $    15,131,670
                                                                 ---------------
HOUSEWARES & SPECIALTIES-0.83%
Jarden Corp. (a)                                       441,867        15,964,655
                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-0.86%
KGEN Power Corp. (Acquired 01/12/07; Cost
   $12,297,138)(a)(c)                                  878,367        16,688,973
                                                                 ---------------
INDUSTRIAL CONGLOMERATES-0.78%
McDermott International, Inc. (a)                      181,559        15,058,503
                                                                 ---------------
INSURANCE BROKERS-1.00%
National Financial Partners Corp.                      416,739        19,320,020
                                                                 ---------------
INTERNET RETAIL-0.77%
Orbitz Worldwide, Inc. (a)(b)                        1,234,453        14,912,192
                                                                 ---------------
INTERNET SOFTWARE & SERVICES-1.00%
Digital River, Inc. (a)                                430,227        19,364,517
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE-0.98%
MF Global Ltd. (a)                                     762,693        19,013,937
                                                                 ---------------
IT CONSULTING & OTHER SERVICES-1.94%
Cognizant Technology Solutions Corp. -Class
   A (a)                                               242,450        19,633,601
Gartner, Inc. (a)                                      845,871        17,704,080
                                                                 ---------------
                                                                      37,337,681
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES-2.01%
Applera Corp.-Applied Biosystems Group                 600,000        18,732,000
Pharmaceutical Product Development, Inc.               600,000        20,100,000
                                                                 ---------------
                                                                      38,832,000
                                                                 ---------------
MANAGED HEALTH CARE-2.29%
Aveta, Inc.  (Acquired 12/21/05-02/21/06;
   Cost $13,947,028)(a)(c)                           1,014,837         8,118,696
Coventry Health Care, Inc. (a)                         313,984        17,523,447
Humana Inc. (a)                                        289,000        18,522,010
                                                                 ---------------
                                                                      44,164,153
                                                                 ---------------
MARINE-0.45%
American Commercial Lines Inc. (a)                     395,454         8,759,306
                                                                 ---------------
METAL & GLASS CONTAINERS-2.20%
Crown Holdings, Inc. (a)                               788,580        19,367,525
Owens-Illinois, Inc. (a)                               576,182        23,035,756
                                                                 ---------------
                                                                      42,403,281
                                                                 ---------------
OFFICE SERVICES & SUPPLIES-0.40%
Knoll, Inc.                                            390,721         7,740,183
                                                                 ---------------
OIL & GAS DRILLING-2.27%
ENSCO International Inc.                               334,000        20,397,380


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE             2

AIM Capital Development Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
OIL & GAS DRILLING-(CONTINUED)
Noble Corp.                                            228,819   $    23,444,795
                                                                 ---------------
                                                                      43,842,175
                                                                 ---------------
OIL & GAS EQUIPMENT & SERVICES-3.03%
Complete Production Services, Inc. (a)                 752,673        17,454,487
FMC Technologies, Inc. (a)                             247,766        22,675,544
Grant Prideco, Inc. (a)                                326,000        18,288,600
                                                                 ---------------
                                                                      58,418,631
                                                                 ---------------
OIL & GAS EXPLORATION & PRODUCTION-1.73%
Pioneer Natural Resources Co.                          286,664        13,043,212
Southwestern Energy Co.                                500,000        20,315,000
                                                                 ---------------
                                                                      33,358,212
                                                                 ---------------
OIL & GAS STORAGE & TRANSPORTATION-0.99%
Williams Cos., Inc. (The)                              590,000        19,027,500
                                                                 ---------------
PHARMACEUTICALS-1.86%
Adams Respiratory Therapeutics, Inc. (a)(b)            465,527        17,229,154
Shire PLC -ADR (United Kingdom)                        252,838        18,656,916
                                                                 ---------------
                                                                      35,886,070
                                                                 ---------------
PROPERTY & CASUALTY INSURANCE-1.81%
LandAmerica Financial Group, Inc.                      206,116        15,786,425
Security Capital Assurance Ltd.                        821,618        19,045,105
                                                                 ---------------
                                                                      34,831,530
                                                                 ---------------
PUBLISHING-0.79%
R.H. Donnelley Corp. (a)                               242,880        15,187,286
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.75%
CB Richard Ellis Group, Inc. -Class A (a)              672,444        23,481,744
Meruelo Maddux Properties, Inc. (a)                  1,595,258        10,225,604
                                                                 ---------------
                                                                      33,707,348
                                                                 ---------------
REGIONAL BANKS-0.52%
Signature Bank (a)                                     322,364         9,957,824
                                                                 ---------------
RESTAURANTS-0.93%
Burger King Holdings Inc.                              736,964        17,900,856
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT-1.51%
KLA-Tencor Corp.                                       172,439         9,792,811
MEMC Electronic Materials, Inc. (a)                    316,033        19,379,143
                                                                 ---------------
                                                                      29,171,954
                                                                 ---------------
SEMICONDUCTORS-3.42%
Maxim Integrated Products, Inc.                        479,583        15,202,781
Microsemi Corp. (a)(b)                                 439,517        10,245,141
NVIDIA Corp. (a)                                       410,273        18,774,093
ON Semiconductor Corp. (a)                           1,836,195        21,703,825
                                                                 ---------------
                                                                      65,925,840
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
SPECIALIZED FINANCE-1.52%
IntercontinentalExchange Inc. (a)                       87,000   $    13,148,310
KKR Financial Holdings LLC                             781,335        16,204,888
                                                                 ---------------
                                                                      29,353,198
                                                                 ---------------
SPECIALTY CHEMICALS-0.60%
Wacker Chemie A.G. (Germany)(e)                         47,300        11,508,132
                                                                 ---------------
SPECIALTY STORES-0.91%
PetSmart, Inc.                                         540,697        17,480,734
                                                                 ---------------
STEEL-0.93%
Allegheny Technologies, Inc.                           170,836        17,925,821
                                                                 ---------------
SYSTEMS SOFTWARE-0.57%
Quality Systems, Inc. (b)                              285,000        11,040,900
                                                                 ---------------
TIRES & RUBBER-0.85%
Goodyear Tire & Rubber Co. (The) (a)                   569,000        16,341,680
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES-4.70%
American Tower Corp. -Class A (a)                      406,967        16,954,245
Crown Castle International Corp. (a)                   487,865        17,685,106
Leap Wireless International, Inc. (a)                  130,245        11,513,658
NII Holdings Inc. (a)                                  324,400        27,256,088
SBA Communications Corp. -Class A (a)                  517,459        17,241,734
                                                                 ---------------
                                                                      90,650,831
                                                                 ---------------
   Total Common Stocks & Other Equity Interests
      (Cost $1,558,090,645)                                        1,892,313,961
                                                                 ---------------
MONEY MARKET FUNDS-1.47%
Liquid Assets Portfolio -Institutional
   Class(f)                                         14,214,404        14,214,404
Premier Portfolio -Institutional Class(f)           14,214,404        14,214,404
                                                                 ---------------
   Total Money Market Funds
      (Cost $28,428,808)                                              28,428,808
                                                                 ---------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.58%
   (Cost $1,586,519,453)                                           1,920,742,769
                                                                 ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-6.89%
Liquid Assets Portfolio -Institutional
   Class(f)(g)                                     132,874,595       132,874,595
                                                                 ---------------
   Total Investments Purchased with Cash
      Collateral from Securities on Loan
      (Cost $132,874,595)                                            132,874,595
                                                                 ---------------
TOTAL INVESTMENTS-106.47%
   (Cost $1,719,394,048)                                           2,053,617,364
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(6.47)%                               (124,883,208)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 1,928,734,156
                                                                 ===============


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE             3

AIM Capital Development Fund

Investment Abbreviations:

ADR  -- American Depositary Receipt

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at July 31, 2007.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $30,935,949, which represented 1.60% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2007 represented 0.32% of the Fund's Net Assets. See Note 1A.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at July 31, 2007 represented 0.60% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE             4

AIM Capital Development Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Capital Development Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Capital Development Fund

F. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

G. CALL OPTIONS WRITTEN AND PURCHASED - The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Capital Development Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value; as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07      INCOME
----                        -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio -
   Institutional Class      $38,764,321   $275,589,179   $(300,139,096)  $14,214,404   $  902,061
Premier Portfolio-
   Institutional Class       38,764,321    275,589,179    (300,139,096)   14,214,404      897,433
                            -----------   ------------   -------------   -----------   ----------
   SUBTOTAL                 $77,528,642   $551,178,358   $(600,278,192)  $28,428,808   $1,799,494
                            ===========   ============   =============   ===========   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE      PURCHASES AT   PROCEEDS FROM       VALUE       DIVIDEND
FUND                          10/31/06         COST           SALES         07/31/07       INCOME*
----                        ------------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $ 17,687,319   $135,272,774   $ (20,085,498)  $132,874,595   $  179,953
STIC Prime Portfolio -
   Institutional Class        17,687,318    135,272,774    (152,960,092)            --      180,047
                            ------------   ------------   -------------   ------------   ----------
   SUBTOTAL                 $ 35,374,637   $270,545,548   $(173,045,590)  $132,874,595   $  360,000
                            ------------   ------------   -------------   ------------   ----------
   TOTAL INVESTMENTS IN
      AFFILIATES            $112,903,279   $821,723,906   $(773,323,782)  $161,303,403   $2,159,494
                            ============   ============   =============   ============   ==========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2007, securities with an aggregate value of $128,774,682 were on loan to brokers. The loans were secured by cash collateral of $132,874,595 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $360,000 for securities lending transactions, which are net of compensation to counterparties.

AIM Capital Development Fund

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                                                          CALL OPTION CONTRACTS
                                                          ---------------------
                                                          NUMBER OF    PREMIUMS
                                                          CONTRACTS    RECEIVED
                                                          ---------   ---------
Beginning of period                                         2,584     $ 409,932
Written                                                     1,125       226,710
Closed                                                       (786)     (113,860)
Exercised                                                  (1,459)     (246,965)
Expired                                                    (1,464)     (275,817)
                                                           ------     ---------
End of period                                                  --     $      --
                                                           ======     =========

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $1,382,008,996 and $1,177,255,373, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $ 393,199,846
Aggregate unrealized (depreciation) of investment securities        (60,572,933)
                                                                   ------------
Net unrealized appreciation of investment securities               $332,626,913
                                                                   ============

Cost of investments for tax purposes is $1,720,990,451.

                                AIM CHARTER FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               CHT-QTR-1 7/07             A I M Advisors, Inc.

AIM Charter Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-71.76%

AEROSPACE & DEFENSE-2.07%
Northrop Grumman Corp.                                 689,375   $    52,461,437
United Technologies Corp.                            1,125,000        82,091,250
                                                                 ---------------
                                                                     134,552,687
                                                                 ---------------
AIR FREIGHT & LOGISTICS-1.56%
United Parcel Service, Inc. -Class B                 1,339,492       101,426,334
                                                                 ---------------
APPAREL RETAIL-0.96%
Gap, Inc., (The)                                     3,620,042        62,264,722
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS-0.30%
Blackstone Group L.P. (The) (a)                        806,419        19,362,120
                                                                 ---------------
BIOTECHNOLOGY-2.91%
Amgen Inc. (a)                                       3,520,090       189,169,637
                                                                 ---------------
COMMUNICATIONS EQUIPMENT-4.28%
Cisco Systems, Inc. (a)                              3,607,125       104,281,984
Corning Inc. (a)                                     2,902,505        69,195,719
Motorola, Inc.                                       6,144,017       104,386,849
                                                                 ---------------
                                                                     277,864,552
                                                                 ---------------
COMPUTER HARDWARE-0.85%
International Business Machines Corp.                  496,679        54,957,531
                                                                 ---------------
COMPUTER STORAGE & PERIPHERALS-2.14%
EMC Corp. (a)                                        3,344,239        61,901,864
Seagate Technology                                   3,280,921        77,134,453
                                                                 ---------------
                                                                     139,036,317
                                                                 ---------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-1.96%
Caterpillar Inc.                                     1,613,586       127,150,577
                                                                 ---------------
DATA PROCESSING & OUTSOURCED SERVICES-1.65%
Automatic Data Processing, Inc.                      2,311,268       107,289,061
                                                                 ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS-2.35%
Agilent Technologies, Inc. (a)                       3,990,364       152,232,387
                                                                 ---------------
ELECTRONIC MANUFACTURING SERVICES-0.88%
Tyco Electronics Ltd. (a)                            1,585,595        56,796,013
                                                                 ---------------
ENVIRONMENTAL & FACILITIES SERVICES-1.52%
Waste Management, Inc.                               2,600,922        98,913,064
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
HEALTH CARE EQUIPMENT-2.17%
Covidien Ltd. (a)                                    1,585,595   $    64,930,115
Medtronic, Inc.                                      1,493,362        75,668,653
                                                                 ---------------
                                                                     140,598,768
                                                                 ---------------
HYPERMARKETS & SUPER CENTERS-2.06%
Wal-Mart Stores, Inc.                                2,909,557       133,694,144
                                                                 ---------------
INDUSTRIAL CONGLOMERATES-6.11%
3M Co.                                               2,180,973       193,932,119
General Electric Co.                                 3,284,809       127,319,197
Tyco International Ltd.                              1,585,595        74,982,788
                                                                 ---------------
                                                                     396,234,104
                                                                 ---------------
INSURANCE BROKERS-0.87%
Marsh & McLennan Cos., Inc.                          2,043,844        56,307,902
                                                                 ---------------
INTEGRATED OIL & GAS-1.26%
Exxon Mobil Corp.                                      959,288        81,664,187
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES-0.79%
AT&T Inc.                                            1,311,094        51,342,441
                                                                 ---------------
MOVIES & ENTERTAINMENT-0.93%
News Corp. -Class A                                  2,842,511        60,033,832
                                                                 ---------------
MULTI-LINE INSURANCE-0.54%
Genworth Financial Inc. -Class A                     1,150,000        35,098,000
                                                                 ---------------
OFFICE ELECTRONICS-1.37%
Xerox Corp. (a)                                      5,095,273        88,963,467
                                                                 ---------------
OIL & GAS DRILLING-0.98%
Transocean Inc. (a)                                    588,927        63,280,206
                                                                 ---------------
OIL & GAS EQUIPMENT & SERVICES-4.98%
BJ Services Co.                                      3,698,966        96,727,961
Schlumberger Ltd.                                    1,031,401        97,694,303
Smith International, Inc.                              726,052        44,586,853
Weatherford International Ltd. (a)                   1,527,147        84,497,043
                                                                 ---------------
                                                                     323,506,160
                                                                 ---------------
OIL & GAS EXPLORATION & PRODUCTION-3.45%
Apache Corp.                                           875,268        70,756,665
Chesapeake Energy Corp.                              2,256,246        76,802,614
XTO Energy, Inc.                                     1,403,138        76,513,115
                                                                 ---------------
                                                                     224,072,394
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.56%
Citigroup Inc.                                       2,180,148       101,529,492
                                                                 ---------------

AIM Charter Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
PERSONAL PRODUCTS-2.17%
Avon Products, Inc.                                  1,913,274   $    68,896,997
Estee Lauder Cos. Inc. (The) -Class A                1,591,758        71,660,945
                                                                 ---------------
                                                                     140,557,942
                                                                 ---------------
PHARMACEUTICALS-3.79%
Merck & Co. Inc.                                     1,480,333        73,498,534
Pfizer Inc.                                          7,327,865       172,278,106
                                                                 ---------------
                                                                     245,776,640
                                                                 ---------------
PROPERTY & CASUALTY INSURANCE-6.34%
Berkshire Hathaway Inc. -Class A (a)                     1,158       127,380,000
Chubb Corp. (The)                                    1,118,790        56,398,204
Progressive Corp. (The)                              8,424,756       176,751,381
XL Capital Ltd. -Class A                               651,007        50,687,405
                                                                 ---------------
                                                                     411,216,990
                                                                 ---------------
PUBLISHING-2.20%
Gannett Co., Inc.                                      861,267        42,977,223
McGraw-Hill Cos., Inc. (The)                           581,019        35,151,650
Washington Post Co. (The) -Class B                      81,880        64,746,610
                                                                 ---------------
                                                                     142,875,483
                                                                 ---------------
RAILROADS-1.02%
Union Pacific Corp.                                    555,422        66,172,977
                                                                 ---------------
SEMICONDUCTORS-0.90%
Analog Devices, Inc.                                 1,643,110        58,248,250
                                                                 ---------------
SOFT DRINKS-1.17%
Coca-Cola Co. (The)                                  1,459,059        76,031,564
                                                                 ---------------
SYSTEMS SOFTWARE-3.67%
Microsoft Corp.                                      4,238,940       122,886,870
Symantec Corp. (a)                                   6,018,713       115,559,290
                                                                 ---------------
                                                                     238,446,160
                                                                 ---------------
   Total Domestic Common Stocks
      (Cost $3,950,313,869)                                        4,656,666,105
                                                                 ---------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-18.19%(B)

ARGENTINA-0.61%
Tenaris S.A. -ADR (Oil & Gas Equipment &
   Services) (c)                                       821,272        39,560,672
                                                                 ---------------
FINLAND-1.31%
Nokia Oyj -ADR (Communications Equipment)            2,964,916        84,915,194
                                                                 ---------------
FRANCE-2.96%
Renault S.A. (Automobile Manufacturers) (b)            293,478        42,250,740
Sanofi-Aventis -ADR (Pharmaceuticals)                  599,838        25,043,236
Total S.A. (Integrated Oil & Gas) (b)(c)             1,577,186       124,746,340
                                                                 ---------------
                                                                     192,040,316
                                                                 ---------------
GERMANY-0.08%
Henkel KGaA (Household Products) (b)                   107,061         5,229,626
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
ISRAEL-1.72%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                 2,650,250   $   111,363,505
                                                                 ---------------
JAPAN-3.67%
Fujitsu Ltd. (Computer Hardware) (b)                12,171,000        80,685,102
Hitachi, Ltd. (Electronic Equipment
   Manufacturers) (b)                               10,888,000        77,869,576
Nintendo Co., Ltd. (Home Entertainment
   Software) (b)                                       122,400        59,941,203
Sega Sammy Holdings Inc. (Leisure Products)
   (b)(c)                                            1,372,500        19,663,996
                                                                 ---------------
                                                                     238,159,877
                                                                 ---------------
NETHERLANDS-2.13%
Koninklijke (Royal) Phillips Electronics
   N.V. (Consumer Electronics) (b)                   1,551,716        62,538,434
Unilever N.V. (Packaged Foods & Meats)
   (b)(c)                                            2,502,506        75,512,025
                                                                 ---------------
                                                                     138,050,459
                                                                 ---------------
SOUTH KOREA-0.59%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services) (c)                   1,370,000        38,551,800
                                                                 ---------------
SWITZERLAND-0.36%
UBS A.G. (Diversified Capital Markets) (b)             425,000        23,583,252
                                                                 ---------------
UNITED KINGDOM-4.76%
Barclays PLC (Diversified Banks) (b)                 5,375,187        75,423,166
Cadbury Schweppes PLC (Packaged Foods &
   Meats) (b)                                       11,544,423       143,634,877
GlaxoSmithKline PLC -ADR (Pharmaceuticals)           1,757,201        89,757,827
                                                                 ---------------
                                                                     308,815,870
                                                                 ---------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $879,661,552)                                          1,180,270,571
                                                                 ---------------
FOREIGN PREFERRED STOCKS-0.61%

HOUSEHOLD PRODUCTS-0.61%
Henkel KGaA -Pfd. (Germany) (b)
   (Cost $39,614,821)                                  735,000        39,663,938
                                                                 ---------------
MONEY MARKET FUNDS-9.25%
Liquid Assets Portfolio -Institutional
   Class (d)                                       300,284,973       300,284,973
Premier Portfolio -Institutional Class (d)         300,284,973       300,284,973
                                                                 ---------------
   Total Money Market Funds
      (Cost $600,569,946)                                            600,569,946
                                                                 ---------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.81%
   (Cost $5,470,160,188)                                           6,477,170,560
                                                                 ---------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Charter Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-3.26%
Liquid Assets Portfolio -Institutional
   Class (d)(e) (Cost $211,794,920)                211,794,920   $   211,794,920
                                                                 ---------------
TOTAL INVESTMENTS-103.07%
   (Cost $5,681,955,108)                                           6,688,965,480
OTHER ASSETS LESS LIABILITIES-(3.07)%                               (199,355,930)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 6,489,609,550
                                                                 ===============

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $830,742,275, which represented 12.81% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at July 31, 2007.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Charter Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Charter Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Charter Fund

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Charter Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                VALUE       PURCHASES AT     PROCEEDS FROM        VALUE        DIVIDEND
FUND                          10/31/06          COST             SALES          07/31/07        INCOME
----                        ------------   --------------   ---------------   ------------   -----------
Liquid Assets Portfolio -
   Institutional Class      $432,291,298   $  649,817,994   $  (781,824,319)  $300,284,973   $14,062,668
Premier  Portfolio-
   Institutional Class       432,291,298      649,817,994      (781,824,319)   300,284,973    14,134,909
                            ------------   --------------   ---------------   ------------   -----------
   SUBTOTAL                 $864,582,596   $1,299,635,988   $(1,563,648,638)  $600,569,946   $28,197,577
                            ============   ==============   ===============   ============   ===========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE       PURCHASES AT     PROCEEDS FROM        VALUE        DIVIDEND
FUND                          10/31/06          COST             SALES          07/31/07       INCOME*
----                        ------------   --------------   ---------------   ------------   -----------
Liquid Assets Portfolio -
   Institutional Class      $ 20,602,720   $1,067,635,625   $  (876,443,425)  $211,794,920   $   701,603
                            ------------   --------------   ---------------   ------------   -----------
   TOTAL INVESTMENTS IN
      AFFILIATES            $885,185,316   $2,367,271,613   $(2,440,092,063)  $812,364,866   $28,899,180
                            ============   ==============   ===============   ============   ===========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2007, securities with an aggregate value of $204,993,522 were on loan to brokers. The loans were secured by cash collateral of $211,794,920 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $701,603 for securities lending transactions, which are net of compensation to counterparties.

AIM Charter Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $2,129,837,015 and $2,783,681,799 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $1,155,116,980
Aggregate unrealized (depreciation) of investment securities       (163,010,088)
                                                                 --------------
Net unrealized appreciation of investment securities             $  992,106,892
                                                                 ==============

Cost of investments for tax purposes is $5,696,858,588.

                             AIM CONSTELLATION FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               CST-QTR-1 7/07             A I M Advisors, Inc.

AIM Constellation Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-88.66%

AEROSPACE & DEFENSE-9.13%
Boeing Co. (The)                                       800,000   $    82,744,000
General Dynamics Corp.                               1,337,216       105,051,689
Precision Castparts Corp.                            1,281,214       175,603,191
Spirit AeroSystems Holdings, Inc. -Class A
   (a)                                               3,514,166       127,564,226
United Technologies Corp.                            1,978,232       144,351,589
                                                                 ---------------
                                                                     635,314,695
                                                                 ---------------
APPAREL RETAIL-1.30%
Aeropostale, Inc. (a)                                1,467,915        55,898,203
DSW Inc. -Class A (a)(b)(c)                          1,044,678        34,725,097
                                                                 ---------------
                                                                      90,623,300
                                                                 ---------------
APPAREL, ACCESSORIES & LUXURY GOODS-1.25%
Carter's, Inc. (a)                                   1,639,188        34,701,610
Phillips-Van Heusen Corp.                            1,007,306        52,440,350
                                                                 ---------------
                                                                      87,141,960
                                                                 ---------------
APPLICATION SOFTWARE-3.76%
Adobe Systems Inc. (a)                               2,351,413        94,738,430
Amdocs Ltd. (a)                                      4,616,939       167,087,022
                                                                 ---------------
                                                                     261,825,452
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS-2.17%
Ameriprise Financial, Inc.                           1,345,755        81,108,654
Blackstone Group L.P. (The) (a)(b)                   2,923,592        70,195,444
                                                                 ---------------
                                                                     151,304,098
                                                                 ---------------
BIOTECHNOLOGY-1.28%
Gilead Sciences, Inc. (a)                            2,389,443        88,958,963
                                                                 ---------------
COMMUNICATIONS EQUIPMENT-2.52%
Cisco Systems, Inc. (a)                              6,055,928       175,076,878
                                                                 ---------------
COMPUTER HARDWARE-7.13%
Apple Inc. (a)                                       1,500,000       197,640,000
Dell Inc. (a)                                        6,235,793       174,415,130
Hewlett-Packard Co.                                  2,704,084       124,468,987
                                                                 ---------------
                                                                     496,524,117
                                                                 ---------------
CONSTRUCTION & ENGINEERING-0.78%
Foster Wheeler Ltd. (a)                                482,239        54,198,841
                                                                 ---------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-0.74%
Terex Corp. (a)                                        600,000        51,750,000
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
DATA PROCESSING & OUTSOURCED SERVICES-2.09%
Fiserv, Inc. (a)                                     1,422,210   $    70,285,618
VeriFone Holdings, Inc. (a)(b)                       2,070,214        75,376,492
                                                                 ---------------
                                                                     145,662,110
                                                                 ---------------
DEPARTMENT STORES-2.52%
J.C. Penney Co., Inc.                                1,532,150       104,247,486
Nordstrom, Inc.                                      1,495,879        71,173,923
                                                                 ---------------
                                                                     175,421,409
                                                                 ---------------
DRUG RETAIL-0.62%
Longs Drug Stores Corp.                                891,672        43,121,258
                                                                 ---------------
EDUCATION SERVICES-1.42%
Apollo Group, Inc. -Class A (a)                      1,670,076        98,718,192
                                                                 ---------------
ELECTRICAL COMPONENTS & EQUIPMENT-3.48%
Acuity Brands, Inc.                                    981,484        58,005,705
Cooper Industries, Ltd. -Class A                     1,558,210        82,460,473
Emerson Electric Co.                                 2,162,444       101,786,239
                                                                 ---------------
                                                                     242,252,417
                                                                 ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.09%
Amphenol Corp. -Class A                              2,214,616        75,872,744
                                                                 ---------------
FOOD RETAIL-0.71%
Safeway Inc.                                         1,544,968        49,238,130
                                                                 ---------------
GENERAL MERCHANDISE STORES-2.10%
Family Dollar Stores, Inc.                           4,934,409       146,157,195
                                                                 ---------------
HEALTH CARE DISTRIBUTORS-1.02%
McKesson Corp.                                       1,233,197        71,229,459
                                                                 ---------------
HEALTH CARE EQUIPMENT-1.01%
Zimmer Holdings, Inc. (a)                              907,699        70,582,674
                                                                 ---------------
HEALTH CARE FACILITIES-1.11%
VCA Antech, Inc. (a)                                 1,964,063        77,266,238
                                                                 ---------------
HOME ENTERTAINMENT SOFTWARE-0.64%
Electronic Arts Inc. (a)                               910,025        44,263,616
                                                                 ---------------
HOUSEHOLD PRODUCTS-2.59%
Clorox Co. (The)                                     2,108,567       127,483,961
Colgate-Palmolive Co.                                  800,000        52,800,000
                                                                 ---------------
                                                                     180,283,961
                                                                 ---------------
INDUSTRIAL CONGLOMERATES-1.69%
McDermott International, Inc. (a)                    1,415,553       117,405,966
                                                                 ---------------

AIM Constellation Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
INTEGRATED OIL & GAS-1.19%
Occidental Petroleum Corp.                           1,460,000   $    82,811,200
                                                                 ---------------
INTERNET RETAIL-1.80%
Amazon.com, Inc. (a)                                 1,591,106       124,965,465
                                                                 ---------------
INTERNET SOFTWARE & SERVICES-2.72%
eBay Inc. (a)                                        3,525,256       114,218,294
Google Inc. -Class A (a)                               147,583        75,267,330
                                                                 ---------------
                                                                     189,485,624
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE-3.73%
Goldman Sachs Group, Inc. (The)                        922,322       173,710,125
Merrill Lynch & Co., Inc.                            1,155,204        85,716,137
                                                                 ---------------
                                                                     259,426,262
                                                                 ---------------
IT CONSULTING & OTHER SERVICES-1.74%
Accenture Ltd. -Class A                              2,876,040       121,167,565
                                                                 ---------------
MANAGED HEALTH CARE-3.47%
Health Net Inc. (a)                                  2,561,200       126,881,848
UnitedHealth Group Inc.                              2,366,171       114,593,662
                                                                 ---------------
                                                                     241,475,510
                                                                 ---------------
MULTI-LINE INSURANCE-1.08%
Assurant, Inc.                                       1,475,000        74,812,000
                                                                 ---------------
OIL & GAS EQUIPMENT & SERVICES-3.03%
Cameron International Corp. (a)                      1,317,023       102,727,794
National-Oilwell Varco Inc. (a)                        900,000       108,099,000
                                                                 ---------------
                                                                     210,826,794
                                                                 ---------------
OIL & GAS REFINING & MARKETING-1.33%
Valero Energy Corp.                                  1,380,374        92,498,862
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.10%
JPMorgan Chase & Co.                                 3,319,949       146,110,956
                                                                 ---------------
PERSONAL PRODUCTS-0.74%
Avon Products, Inc.                                  1,438,134        51,787,205
                                                                 ---------------
PHARMACEUTICALS-4.03%
Abbott Laboratories                                  1,725,334        87,457,180
Merck & Co. Inc.                                     3,881,590       192,720,944
                                                                 ---------------
                                                                     280,178,124
                                                                 ---------------
PUBLISHING-0.96%
McGraw-Hill Cos., Inc. (The)                         1,106,193        66,924,677
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.98%
CB Richard Ellis Group, Inc. -Class A (a)(b)         1,957,024        68,339,278
                                                                 ---------------
RESTAURANTS-1.34%
Darden Restaurants, Inc.                             2,190,748        93,260,142
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
SEMICONDUCTORS-3.11%
Microchip Technology Inc.                            2,033,576   $    73,839,144
Texas Instruments Inc.                               4,045,420       142,358,330
                                                                 ---------------
                                                                     216,197,474
                                                                 ---------------
SOFT DRINKS-0.78%
PepsiCo, Inc.                                          824,364        54,094,766
                                                                 ---------------
SPECIALTY STORES-1.71%
OfficeMax Inc.                                       1,402,339        46,108,906
PetSmart, Inc.                                       2,248,506        72,694,199
                                                                 ---------------
                                                                     118,803,105
                                                                 ---------------
SYSTEMS SOFTWARE-0.67%
MICROS Systems, Inc. (a)                               881,615        46,972,447
                                                                 ---------------
   Total Domestic Common Stocks & Other Equity
      Interests
      (Cost $5,066,199,477)                                        6,170,331,129
                                                                 ---------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-11.04%

CANADA-1.23%
Research In Motion Ltd. (Communications
   Equipment) (a)                                      400,000        85,600,000
                                                                 ---------------
HONG KONG-1.05%
China Mobile Ltd. (Wireless
   Telecommunication Services) (d)                   6,350,000        73,029,210
                                                                 ---------------
JAPAN-1.04%
Komatsu Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (d)                               2,271,300        72,117,092
                                                                 ---------------
MEXICO-2.45%
America Movil S.A.B. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)             1,155,453        69,188,525
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                         4,024,479       101,618,095
                                                                 ---------------
SWITZERLAND-4.14%
ABB Ltd. (Heavy Electrical Equipment) (d)            3,415,823        82,115,296
Roche Holding A.G. (Pharmaceuticals) (d)               631,313       111,827,584
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (d)                                      500,802        94,564,693
                                                                 ---------------
                                                                     288,507,573
                                                                 ---------------
UNITED KINGDOM-1.13%
Shire PLC (Pharmaceuticals) (Acquired
   02/20/07; Cost $3,360,514) (d)(e)                   160,282         3,931,623
Shire PLC (Pharmaceuticals) (d)                      3,050,533        74,827,773
                                                                 ---------------
                                                                      78,759,396
                                                                 ---------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $564,168,940)                                            768,819,891
                                                                 ---------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Constellation Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
MONEY MARKET FUNDS-0.52%
Liquid Assets Portfolio -Institutional
   Class(f)                                         18,206,801   $    18,206,801
Premier Portfolio -Institutional Class(f)           18,206,801        18,206,801
                                                                 ---------------
   Total Money Market Funds
      (Cost $36,413,602)                                              36,413,602
                                                                 ---------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.22%
   (Cost $5,666,782,019)                                           6,975,564,622
                                                                 ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-1.78%
Liquid Assets Portfolio -Institutional
   Class (Cost $123,658,770) (f)(g)                123,658,770       123,658,770
                                                                 ---------------
TOTAL INVESTMENTS-102.00%
   (Cost $5,790,440,789)                                           7,099,223,392
OTHER ASSETS LESS LIABILITIES-(2.00)%                               (139,466,733)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 6,959,756,659
                                                                 ===============

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at July 31, 2007.

(c) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2007 represented 0.50% of the Fund's Net Assets. See Note 2.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $512,413,271, which represented 7.36% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at July 31, 2007 represented 0.06% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Constellation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Constellation Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM Constellation Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE       PURCHASES AT     PROCEEDS FROM       VALUE       DIVIDEND
FUND                          10/31/06         COST             SALES          07/31/07      INCOME
----                        -----------   --------------   ---------------   -----------   ----------
Liquid Assets Portfolio -
   Institutional Class      $12,100,535   $  915,950,560   $  (909,844,294)  $18,206,801   $  942,500
Premier Portfolio-
   Institutional Class       12,100,535      915,950,560      (909,844,294)   18,206,801      937,842
                            -----------   --------------   ---------------   -----------   ----------
   SUBTOTAL                 $24,201,070   $1,831,901,120   $(1,819,688,588)  $36,413,602   $1,880,342
                            ===========   ==============   ===============   ===========   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM       VALUE       DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07     INCOME (a)
----                        -----------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $        --   $148,812,525   $ (25,153,755)  $123,658,770     $ 3,112
Premier Portfolio -
   Institutional Class       35,906,051    199,356,768    (235,262,819)            --      29,105
                            -----------   ------------   -------------   ------------     -------
   SUBTOTAL                 $35,906,051   $348,169,293   $(260,416,574)  $123,658,770     $32,217
                            ===========   ============   =============   ============     =======

(a)  Net of compensation to counterparties.

AIM Constellation Fund

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended July 31, 2007.

                                                                                CHANGE IN
                                                                               UNREALIZED                                  REALIZED
                               VALUE         PURCHASES      PROCEEDS FROM     APPRECIATION        VALUE       DIVIDEND       GAIN
                              10/31/06        AT COST           SALES        (DEPRECIATION)     07/31/07       INCOME       (LOSS)
                            -----------   --------------   ---------------   --------------   ------------   ----------   ----------
DSW Inc:- Class A           $37,502,940   $    1,554,128   $    (3,227,021)   $(1,726,480)    $ 34,725,097   $       --   $  621,530
Spirit Aerosystems
   Holdings Inc.- Class A
   (b)                               --      104,405,028        (5,619,289)    27,889,213      127,564,226           --      889,274
                            -----------   --------------   ---------------    -----------     ------------   ----------   ----------
   SUBTOTAL                 $37,502,940   $  105,959,156   $    (8,846,310)   $26,162,733     $162,289,323   $       --   $1,510,804
                            -----------   --------------   ---------------    -----------     ------------   ----------   ----------
   TOTAL INVESTMENTS
      IN AFFILIATES         $97,610,061   $2,286,029,569   $(2,088,951,472)   $26,162,733     $322,361,695   $1,912,559   $1,510,804
                            ===========   ==============   ===============    ===========     ============   ==========   ==========

(b) As of May 24, 2007, security is no longer considered an affiliate of the Fund.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2007, securities with an aggregate value of $120,202,901 were on loan to brokers. The loans were secured by cash collateral of $123,658,770 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $32,217 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $3,571,091,251 and $5,088,988,049, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,434,512,406
Aggregate unrealized (depreciation) of investment securities     (131,501,296)
                                                               --------------
Net unrealized appreciation of investment securities           $1,303,011,110
                                                               ==============

Cost of investments for tax purposes is $5,796,212,282.

                          AIM DIVERSIFIED DIVIDEND FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               DDI-QTR-1 7/07             A I M Advisors, Inc.

AIM Diversified Dividend Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
COMMON STOCKS & OTHER EQUITY INTERESTS-93.54%
AEROSPACE & DEFENSE-2.41%
Raytheon Co.                                           600,400   $    33,238,144
United Technologies Corp.                              167,933        12,254,071
                                                                 ---------------
                                                                      45,492,215
                                                                 ---------------
APPAREL RETAIL-2.99%
Limited Brands, Inc.                                 1,250,000        30,187,500
TJX Cos., Inc. (The)                                   945,400        26,234,850
                                                                 ---------------
                                                                      56,422,350
                                                                 ---------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.88%
VF Corp.                                               193,180        16,572,912
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS-3.52%
Bank of New York Mellon Corp.                          292,118        12,429,621
Blackstone Group L.P. (The) (a)(b)                     544,573        13,075,198
Federated Investors, Inc. -Class B                     471,360        16,973,673
State Street Corp.                                     358,300        24,016,849
                                                                 ---------------
                                                                      66,495,341
                                                                 ---------------
AUTO PARTS & EQUIPMENT-1.58%
Johnson Controls, Inc.                                 263,100        29,769,765
                                                                 ---------------
BREWERS-1.78%
Anheuser-Busch Cos., Inc.                              690,100        33,656,177
                                                                 ---------------
CASINOS & GAMING-0.84%
International Game Technology                          447,201        15,795,139
                                                                 ---------------
COMMUNICATIONS EQUIPMENT-0.92%
Motorola, Inc.                                       1,027,556        17,458,177
                                                                 ---------------
COMPUTER HARDWARE-4.12%
Hewlett-Packard Co.                                    661,500        30,448,845
International Business Machines Corp.                  428,100        47,369,265
                                                                 ---------------
                                                                      77,818,110
                                                                 ---------------
CONSUMER FINANCE-1.72%
Capital One Financial Corp.                            458,982        32,477,566
                                                                 ---------------
DATA PROCESSING & OUTSOURCED SERVICES-2.18%
Automatic Data Processing, Inc.                        551,884        25,618,455
Western Union Co.                                      781,400        15,588,930
                                                                 ---------------
                                                                      41,207,385
                                                                 ---------------
DISTRIBUTORS-0.76%
Genuine Parts Co.                                      302,600        14,397,708
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
DIVERSIFIED BANKS-1.14%
U.S. Bancorp                                           419,200   $    12,555,040
Wachovia Corp.                                         188,300         8,889,643
                                                                 ---------------
                                                                      21,444,683
                                                                 ---------------
DIVERSIFIED CHEMICALS-2.06%
E. I. du Pont de Nemours and Co.                       464,500        21,706,085
PPG Industries, Inc.                                   225,000        17,160,750
                                                                 ---------------
                                                                      38,866,835
                                                                 ---------------
ELECTRIC UTILITIES-3.15%
American Electric Power Co., Inc.                      741,935        32,266,753
Exelon Corp.                                           388,800        27,274,320
                                                                 ---------------
                                                                      59,541,073
                                                                 ---------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.56%
Emerson Electric Co.                                   627,045        29,515,008
                                                                 ---------------
FOREST PRODUCTS-1.30%
Weyerhaeuser Co.                                       343,800        24,492,312
                                                                 ---------------
GENERAL MERCHANDISE STORES-1.44%
Target Corp.                                           449,900        27,250,443
                                                                 ---------------
HEALTH CARE EQUIPMENT-2.92%
Baxter International Inc.                              243,899        12,829,088
Medtronic, Inc.                                        574,500        29,109,915
Stryker Corp.                                          211,100        13,178,973
                                                                 ---------------
                                                                      55,117,976
                                                                 ---------------
HOME IMPROVEMENT RETAIL-1.85%
Home Depot, Inc. (The)                                 940,417        34,955,300
                                                                 ---------------
HOUSEHOLD APPLIANCES-0.97%
Snap-on Inc.                                           351,900        18,414,927
                                                                 ---------------
HOUSEHOLD PRODUCTS-2.11%
Colgate-Palmolive Co.                                  157,200        10,375,200
Kimberly-Clark Corp.                                   438,900        29,524,803
                                                                 ---------------
                                                                      39,900,003
                                                                 ---------------
HYPERMARKETS & SUPER CENTERS-1.01%
Wal-Mart Stores, Inc.                                  416,000        19,115,200
                                                                 ---------------
INDUSTRIAL CONGLOMERATES-1.52%
General Electric Co.                                   739,941        28,680,113
                                                                 ---------------
INDUSTRIAL GASES-0.68%
Praxair, Inc.                                          167,500        12,833,850
                                                                 ---------------
INDUSTRIAL MACHINERY-3.92%
Illinois Tool Works Inc.                               735,734        40,502,157
                                                                 ---------------

AIM Diversified Dividend Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
INDUSTRIAL MACHINERY-(CONTINUED)
Pentair, Inc.                                          928,200   $    33,600,840
                                                                 ---------------
                                                                      74,102,997
                                                                 ---------------
INSURANCE BROKERS-1.17%
Marsh & McLennan Cos., Inc.                            801,200        22,073,060
                                                                 ---------------
INTEGRATED OIL & GAS-4.31%
Eni S.p.A. (Italy)(c)                                  412,800        14,427,237
Exxon Mobil Corp.                                      207,107        17,631,019
Occidental Petroleum Corp.                             531,800        30,163,696
Total S.A. (France)(c)                                 243,404        19,251,857
                                                                 ---------------
                                                                      81,473,809
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES-2.29%
AT&T Inc.                                            1,106,833        43,343,580
                                                                 ---------------
LEISURE PRODUCTS-1.30%
Brunswick Corp.                                        874,850        24,460,806
                                                                 ---------------
LIFE & HEALTH INSURANCE-0.93%
StanCorp Financial Group, Inc.                         372,999        17,516,033
                                                                 ---------------
MULTI-LINE INSURANCE-0.47%
Genworth Financial Inc. -Class A                       287,900         8,786,708
                                                                 ---------------
MULTI-UTILITIES-2.03%
Dominion Resources, Inc.                               306,400        25,805,008
Wisconsin Energy Corp.                                 291,209        12,501,603
                                                                 ---------------
                                                                      38,306,611
                                                                 ---------------
OIL & GAS DRILLING-0.64%
GlobalSantaFe Corp.                                    168,400        12,075,964
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.45%
Bank of America Corp.                                  232,300        11,015,666
Citigroup Inc.                                         757,953        35,297,871
                                                                 ---------------
                                                                      46,313,537
                                                                 ---------------
PACKAGED FOODS & MEATS-3.57%
General Mills, Inc.                                    567,200        31,547,664
Kraft Foods Inc. -Class A                              506,531        16,588,890
Sara Lee Corp.                                       1,220,700        19,348,095
                                                                 ---------------
                                                                      67,484,649
                                                                 ---------------
PHARMACEUTICALS-8.56%
Abbott Laboratories                                    279,953        14,190,818
Bristol-Myers Squibb Co.                               483,600        13,739,076
Johnson & Johnson                                      896,377        54,230,808
Lilly (Eli) and Co.                                    626,400        33,881,976
Pfizer Inc.                                          1,476,780        34,719,098
Wyeth                                                  223,929        10,865,035
                                                                 ---------------
                                                                     161,626,811
                                                                 ---------------
PROPERTY & CASUALTY INSURANCE-1.02%
MBIA Inc.                                              344,000        19,298,400
                                                                 ---------------
PUBLISHING-1.02%
Gannett Co., Inc.                                      387,600        19,341,240
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
REGIONAL BANKS-3.35%
Fifth Third Bancorp                                  1,001,650   $    36,950,869
SunTrust Banks, Inc.                                   335,000        26,230,500
                                                                 ---------------
                                                                      63,181,369
                                                                 ---------------
SEMICONDUCTORS-2.87%
Linear Technology Corp. (a)                            681,805        24,306,348
Texas Instruments Inc.                                 850,816        29,940,215
                                                                 ---------------
                                                                      54,246,563
                                                                 ---------------
SOFT DRINKS-0.91%
Coca-Cola Co. (The)                                    331,300        17,264,043
                                                                 ---------------
SPECIALIZED CONSUMER SERVICES-1.13%
H&R Block, Inc.                                      1,066,300        21,272,685
                                                                 ---------------
SPECIALTY CHEMICALS-0.90%
Ecolab Inc.                                            403,000        16,970,330
                                                                 ---------------
SYSTEMS SOFTWARE-1.62%
Microsoft Corp.                                      1,058,622        30,689,452
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE-2.29%
Fannie Mae                                             452,600        27,083,584
Hudson City Bancorp, Inc.                            1,319,783        16,127,748
                                                                 ---------------
                                                                      43,211,332
                                                                 ---------------
TOBACCO-1.38%
Altria Group, Inc.                                     391,600        26,029,652
                                                                 ---------------
   Total Common Stocks & Other Equity Interests
      (Cost $1,505,452,186)                                        1,766,760,199
                                                                 ---------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                  ------------
U.S. TREASURY SECURITIES-0.16%
U.S. TREASURY NOTES-0.16%
   3.38%, 02/15/08 (Cost $2,992,318)(d)           $  3,000,000         2,975,400
                                                                 ---------------

                                                     SHARES
                                                  ------------
MONEY MARKET FUNDS-5.76%
Liquid Assets Portfolio -Institutional
   Class (e)                                        54,405,512        54,405,512
Premier Portfolio -Institutional Class (e)          54,405,512        54,405,512
                                                                 ---------------
   Total Money Market Funds
      (Cost $108,811,024)                                            108,811,024
                                                                 ---------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.46%
   (Cost $1,617,255,528)                                           1,878,546,623
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Diversified Dividend Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-1.71%
Liquid Assets Portfolio -Institutional
   Class (e)(f)                                     32,288,200   $    32,288,200
                                                                 ---------------
   Total Investments Purchased with Cash
      Collateral from Securities on Loan
      (Cost $32,288,200)                                              32,288,200
                                                                 ---------------
TOTAL INVESTMENTS-101.17%
   (Cost $1,649,543,728)                                           1,910,834,823
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(1.17)%                                (22,055,080)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 1,888,779,743
                                                                 ===============

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at July 31, 2007.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $33,679,094, which represented 1.78% of the Fund's Net Assets. See Note 1A.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at July 31, 2007 represented 0.16% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Diversified Dividend Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Diversified Dividend Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of

AIM Diversified Dividend Fund
     foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                VALUE      PURCHASES AT   PROCEEDS FROM      VALUE        DIVIDEND
FUND                          10/31/06         COST           SALES         07/31/07       INCOME
----                        ------------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $ 54,198,593   $124,409,633   $(124,202,714)  $ 54,405,512   $2,347,062
Premier Portfolio-
   Institutional Class        54,198,593    124,409,633    (124,202,714)    54,405,512    2,334,978
                            ------------   ------------   -------------   ------------   ----------
   SUBTOTAL                 $108,397,186   $248,819,266   $(248,405,428)  $108,811,024   $4,682,040
                            ============   ============   =============   ============   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE      PURCHASES AT   PROCEEDS FROM      VALUE        DIVIDEND
FUND                          10/31/06         COST           SALES         07/31/07       INCOME*
----                        ------------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $         --   $ 46,612,160   $ (14,323,960)  $ 32,288,200   $       --
                            ------------   ------------   -------------   ------------   ----------
   TOTAL INVESTMENTS IN
      AFFILIATES            $108,397,186   $295,431,426   $(262,729,388)  $141,099,224   $4,682,040
                            ============   ============   =============   ============   ==========

*    Net of compensation to counterparties.

AIM Diversified Dividend Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At July 31, 2007, securities with an aggregate value of $30,963,959 were on loan to brokers. The loans were secured by cash collateral of $32,288,200 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2007, the Fund did not receive dividends on cash collateral investments for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $207,810,996 and $360,359,454, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $312,739,477
Aggregate unrealized (depreciation) of investment securities        (52,557,796)
                                                                   ------------
Net unrealized appreciation of investment securities               $260,181,681
                                                                   ============

Cost of investments for tax purposes is $1,650,653,142.

                         AIM LARGE CAP BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.COM               LCBV-QTR-1 7/07            A I M Advisors, Inc.

AIM Large Cap Basic Value Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.87%
ADVERTISING-5.43%
Interpublic Group of Cos., Inc. (The) (a)(b)           902,703   $     9,469,354
Omnicom Group Inc. (a)                                 209,462        10,864,794
                                                                 ---------------
                                                                      20,334,148
                                                                 ---------------
AEROSPACE & DEFENSE-0.57%
Honeywell International Inc.                            37,029         2,129,538
                                                                 ---------------
APPAREL RETAIL-1.94%
Gap, Inc. (The)                                        422,821         7,272,521
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS-1.97%
Bank of New York Mellon Corp. (The)                    173,439         7,379,829
                                                                 ---------------
BREWERS-2.63%
Molson Coors Brewing Co. -Class B                      110,595         9,836,319
                                                                 ---------------
COMPUTER HARDWARE-4.27%
Dell Inc. (b)                                          571,627        15,988,407
                                                                 ---------------
CONSTRUCTION MATERIALS-2.94%
Cemex S.A.B. de C.V. -ADR (Mexico)(a)(b)               340,566        11,013,904
                                                                 ---------------
CONSUMER FINANCE-0.00%
Discover Financial Services (b)                              1                12
                                                                 ---------------
DATA PROCESSING & OUTSOURCED SERVICES-4.82%
First Data Corp.                                       236,058         7,504,284
Western Union Co. (a)                                  529,224        10,558,019
                                                                 ---------------
                                                                      18,062,303
                                                                 ---------------
EDUCATION SERVICES-2.91%
Apollo Group, Inc. -Class A (a)(b)                     183,972        10,874,585
                                                                 ---------------
ELECTRONIC MANUFACTURING SERVICES-1.17%
Tyco Electronics Ltd. (b)                              122,544         4,389,535
                                                                 ---------------
ENVIRONMENTAL & FACILITIES SERVICES-1.01%
Waste Management, Inc.                                  98,924         3,762,080
                                                                 ---------------
GENERAL MERCHANDISE STORES-3.04%
Target Corp.                                           187,738        11,371,291
                                                                 ---------------
HEALTH CARE DISTRIBUTORS-3.59%
Cardinal Health, Inc. (a)                              204,277        13,427,127
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
HEALTH CARE EQUIPMENT-1.41%
Baxter International Inc.                              100,129   $     5,266,786
Covidien Ltd. (b)                                            0                10
                                                                 ---------------
                                                                       5,266,796
                                                                 ---------------
HOME IMPROVEMENT RETAIL-2.10%
Home Depot, Inc. (The)                                 211,347         7,855,768
                                                                 ---------------
INDUSTRIAL CONGLOMERATES-4.64%
General Electric Co.                                   264,788        10,263,183
Tyco International Ltd.                                150,666         7,125,007
                                                                 ---------------
                                                                      17,388,190
                                                                 ---------------
INDUSTRIAL MACHINERY-2.25%
Illinois Tool Works Inc. (a)                           152,727         8,407,621
                                                                 ---------------
INSURANCE BROKERS-0.94%
Marsh & McLennan Cos., Inc. (a)                        127,628         3,516,151
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE-2.85%
Merrill Lynch & Co., Inc.                               64,843         4,811,350
Morgan Stanley (a)                                      91,971         5,874,188
                                                                 ---------------
                                                                      10,685,538
                                                                 ---------------
MANAGED HEALTH CARE-4.08%
UnitedHealth Group Inc.                                315,218        15,266,008
                                                                 ---------------
MOVIES & ENTERTAINMENT-2.30%
Walt Disney Co. (The)                                  260,868         8,608,644
                                                                 ---------------
MULTI-LINE INSURANCE-1.71%
American International Group, Inc.                      56,583         3,631,497
Hartford Financial Services Group, Inc.
   (The)                                                30,253         2,779,343
                                                                 ---------------
                                                                       6,410,840
                                                                 ---------------
OIL & GAS DRILLING-3.23%
Transocean Inc. (b)                                    112,510        12,089,200
                                                                 ---------------
OIL & GAS EQUIPMENT & SERVICES-6.48%
Halliburton Co.                                        312,722        11,264,246
Schlumberger Ltd. (a)                                  137,265        13,001,741
                                                                 ---------------
                                                                      24,265,987
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES-5.82%
Citigroup Inc.                                         290,337        13,520,994
JPMorgan Chase & Co.                                   187,613         8,256,848
                                                                 ---------------
                                                                      21,777,842
                                                                 ---------------
PACKAGED FOODS & MEATS-1.82%
Unilever N.V. (Netherlands)(c)                         226,334         6,829,530
                                                                 ---------------

AIM Large Cap Basic Value Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
PHARMACEUTICALS-7.03%
Pfizer Inc.                                            326,841   $     7,684,032
Sanofi-Aventis (France)(c)                             108,951         9,107,934
Wyeth                                                  196,520         9,535,150
                                                                 ---------------
                                                                      26,327,116
                                                                 ---------------
PROPERTY & CASUALTY INSURANCE-1.42%
ACE Ltd.                                                92,261         5,325,305
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT-2.47%
KLA-Tencor Corp. (a)                                   162,534         9,230,306
                                                                 ---------------
SYSTEMS SOFTWARE-5.71%
CA Inc. (a)                                            492,655        12,355,787
Microsoft Corp.                                        311,725         9,036,908
                                                                 ---------------
                                                                      21,392,695
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE-3.39%
Fannie Mae                                             212,375        12,708,520
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES-1.93%
Sprint Nextel Corp.                                    351,952         7,225,575
                                                                 ---------------
   Total Common Stocks & Other Equity Interests
      (Cost $277,040,284)                                            366,419,231
                                                                 ---------------
MONEY MARKET FUNDS-0.71%
Liquid Assets Portfolio -Institutional
   Class(d)                                          1,323,687         1,323,687
Premier Portfolio -Institutional Class(d)            1,323,687         1,323,687
                                                                 ---------------
   Total Money Market Funds
      (Cost $2,647,374)                                                2,647,374
                                                                 ---------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-98.58%
   (Cost $279,687,658)                                               369,066,605
                                                                 ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-10.29%
Liquid Assets Portfolio -Institutional Class
   (Cost $38,522,496)(d)(e)                         38,522,496        38,522,496
                                                                 ---------------
TOTAL INVESTMENTS-108.87%
   (Cost $318,210,154)                                               407,589,101
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(8.87)%                                (33,205,927)
                                                                 ---------------
NET ASSETS-100.00%                                               $   374,383,174
                                                                 ===============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at July 31, 2007.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $15,937,464, which represented 4.26% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Large Cap Basic Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Large Cap Basic Value Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM Large Cap Basic Value Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07      INCOME
----                        -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio -
   Institutional Class       $4,247,102    $44,323,090   $(47,246,505)    $1,323,687    $220,161
Premier Portfolio-
   Institutional Class        4,247,102     44,323,090    (47,246,505)     1,323,687     219,070
                             ----------    -----------   ------------     ----------    --------
   SUBTOTAL                  $8,494,204    $88,646,180   $(94,493,010)    $2,647,374    $439,231
                             ==========    ===========   ============     ==========    ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07     INCOME*
----                        -----------   ------------   -------------   -----------   ---------
Liquid Assets Portfolio -
   Institutional Class      $ 7,064,265   $187,030,160   $(155,571,929)  $38,522,496    $ 22,221
                            -----------   ------------   -------------   -----------    --------
   TOTAL INVESTMENTS IN
      AFFILIATES            $15,558,469   $275,676,340   $(250,064,939)  $41,169,870    $461,452
                            ===========   ============   =============   ===========    ========

*    Net of compensation to counterparties.

AIM Large Cap Basic Value Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At July 31, 2007, securities with an aggregate value of $37,523,527 were on loan to brokers. The loans were secured by cash collateral of $38,522,496 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $22,221 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $92,952,904 and $88,379,741, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $92,819,997
Aggregate unrealized (depreciation) of investment securities         (4,830,487)
                                                                    -----------
Net unrealized appreciation of investment securities                $87,989,510
                                                                    ===========

Cost of investments for tax purposes is $319,599,591.

                            AIM LARGE CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               LCG-QTR-1 7/07             A I M Advisors, Inc.

AIM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
DOMESTIC COMMON STOCKS-84.42%
AEROSPACE & DEFENSE-10.01%
Boeing Co. (The)                                       475,448   $    49,175,586
General Dynamics Corp.                                 372,296        29,247,574
Honeywell International Inc.                           471,614        27,122,521
Lockheed Martin Corp.                                  752,079        74,064,740
Raytheon Co.                                           636,602        35,242,287
                                                                 ---------------
                                                                     214,852,708
                                                                 ---------------
APPAREL, ACCESSORIES & LUXURY GOODS-1.74%
Coach, Inc. (a)                                        451,000        20,502,460
Polo Ralph Lauren Corp. (a)                            189,000        16,887,150
                                                                 ---------------
                                                                      37,389,610
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS-1.04%
Ameriprise Financial, Inc.                             369,076        22,244,211
                                                                 ---------------
AUTOMOTIVE RETAIL-0.92%
AutoZone, Inc. (a)                                     155,000        19,655,550
                                                                 ---------------
COMMUNICATIONS EQUIPMENT-4.35%
Cisco Systems, Inc. (a)                              3,232,525        93,452,298
                                                                 ---------------
COMPUTER HARDWARE-9.01%
Apple Inc. (a)                                         307,600        40,529,376
Dell Inc. (a)                                          978,760        27,375,917
Hewlett-Packard Co.                                  2,070,308        95,296,277
International Business Machines Corp.                  272,927        30,199,373
                                                                 ---------------
                                                                     193,400,943
                                                                 ---------------
CONSTRUCTION & ENGINEERING-0.90%
Chicago Bridge & Iron Co. N.V. -New York Shares        475,966        19,324,220
                                                                 ---------------
DEPARTMENT STORES-0.80%
Nordstrom, Inc.                                        363,240        17,282,959
                                                                 ---------------
DIVERSIFIED METALS & MINING-1.09%
Freeport-McMoRan Copper & Gold, Inc.                   249,910        23,486,542
                                                                 ---------------
FOOTWEAR-1.58%
Nike, Inc. -Class B                                    600,496        33,897,999
                                                                 ---------------
GENERAL MERCHANDISE STORES-1.06%
Family Dollar Stores, Inc.                             767,323        22,728,107
                                                                 ---------------
HEALTH CARE DISTRIBUTORS-3.54%
AmerisourceBergen Corp.                                723,000        34,060,530
McKesson Corp.                                         727,725        42,033,396
                                                                 ---------------
                                                                      76,093,926
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
HEALTH CARE EQUIPMENT-2.86%
Baxter International Inc.                              793,408   $    41,733,261
Zimmer Holdings, Inc. (a)                              251,883        19,586,422
                                                                 ---------------
                                                                      61,319,683
                                                                 ---------------
HEALTH CARE SERVICES-3.48%
Express Scripts, Inc. (a)                              496,576        24,893,355
Laboratory Corp. of America Holdings (a)               239,578        17,692,835
Medco Health Solutions, Inc. (a)                       394,879        32,091,816
                                                                 ---------------
                                                                      74,678,006
                                                                 ---------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.90%
Manpower Inc.                                          245,328        19,393,178
                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-0.77%
NRG Energy, Inc. (a)                                   428,000        16,499,400
                                                                 ---------------
INDUSTRIAL CONGLOMERATES-1.21%
McDermott International, Inc. (a)                      312,618        25,928,537
                                                                 ---------------
INTEGRATED OIL & GAS-4.04%
Exxon Mobil Corp.                                      227,718        19,385,634
Marathon Oil Corp.                                     721,040        39,801,408
Occidental Petroleum Corp.                             485,031        27,510,958
                                                                 ---------------
                                                                      86,698,000
                                                                 ---------------
INTERNET RETAIL-0.93%
Expedia, Inc. (a)                                      753,000        20,037,330
                                                                 ---------------
INTERNET SOFTWARE & SERVICES-0.99%
Google Inc. -Class A (a)                                41,865        21,351,150
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE-4.43%
Goldman Sachs Group, Inc. (The)                        419,228        78,957,401
Morgan Stanley                                         251,655        16,073,205
                                                                 ---------------
                                                                      95,030,606
                                                                 ---------------
IT CONSULTING & OTHER SERVICES-3.01%
Accenture Ltd. -Class A                              1,532,738        64,574,252
                                                                 ---------------
LIFE & HEALTH INSURANCE-2.14%
Prudential Financial, Inc.                             518,308        45,937,638
                                                                 ---------------
MANAGED HEALTH CARE-4.72%
Coventry Health Care, Inc. (a)                         380,802        21,252,560
UnitedHealth Group Inc.                                789,429        38,232,046
WellPoint Inc. (a)                                     557,622        41,888,565
                                                                 ---------------
                                                                     101,373,171
                                                                 ---------------

AIM Large Cap Growth Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
MULTI-LINE INSURANCE-1.31%
Assurant, Inc.                                         555,962   $    28,198,393
                                                                 ---------------
OFFICE ELECTRONICS-0.81%
Xerox Corp.                                          1,001,762        17,490,765
                                                                 ---------------
PHARMACEUTICALS-2.68%
Merck & Co. Inc.                                       655,726        32,556,796
Schering-Plough Corp.                                  874,369        24,954,491
                                                                 ---------------
                                                                      57,511,287
                                                                 ---------------
PROPERTY & CASUALTY INSURANCE-2.14%
Chubb Corp. (The)                                      590,904        29,787,470
Travelers Cos., Inc. (The)                             317,328        16,113,916
                                                                 ---------------
                                                                      45,901,386
                                                                 ---------------
PUBLISHING-1.29%
McGraw-Hill Cos., Inc. (The)                           456,881        27,641,300
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT-2.39%
Applied Materials, Inc.                                794,756        17,516,422
KLA-Tencor Corp.                                       278,106        15,793,640
MEMC Electronic Materials, Inc. (a)                    292,000        17,905,440
                                                                 ---------------
                                                                      51,215,502
                                                                 ---------------
SOFT DRINKS-1.18%
PepsiCo, Inc.                                          384,484        25,229,840
                                                                 ---------------
SYSTEMS SOFTWARE-5.52%
BMC Software, Inc. (a)                                 749,969        21,539,110
McAfee Inc. (a)                                        488,164        17,505,561
Microsoft Corp.                                      1,583,410        45,903,056
Oracle Corp. (a)                                     1,749,613        33,452,600
                                                                 ---------------
                                                                     118,400,327
                                                                 ---------------
TECHNOLOGY DISTRIBUTORS-0.79%
Avnet, Inc. (a)                                        450,000        17,046,000
                                                                 ---------------
TOBACCO-0.79%
UST Inc.                                               316,603        16,954,091
                                                                 ---------------
   Total Domestic Common Stocks
      (Cost $1,478,726,261)                                        1,812,218,915
                                                                 ---------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-15.23%
FINLAND-0.94%
Nokia Oyj -ADR (Communications Equipment)              705,085        20,193,635
                                                                 ---------------
HONG KONG-1.64%
China Mobile Ltd. (Wireless Telecommunication
   Services) (b)                                     3,064,000        35,238,031
                                                                 ---------------
MEXICO-4.29%
America Movil S.A.B. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)             1,281,199        76,718,196
                                                                 ---------------
Grupo Televisa S.A. -ADR
   (Broadcasting & Cable TV)                           612,621        15,468,680
                                                                 ---------------
                                                                      92,186,876
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
SWITZERLAND-4.53%
ABB Ltd. (Heavy Electrical Equipment) (b)            2,107,807   $    50,671,009
Roche Holding A.G. (Pharmaceuticals) (b)               131,691        23,327,076
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (b)                                      123,000        23,225,660
                                                                 ---------------
                                                                      97,223,745
                                                                 ---------------
UNITED KINGDOM-3.83%
Diageo PLC (Distillers & Vintners) (b)               1,660,000        33,821,547
Rio Tinto PLC -ADR (Diversified Metals &
   Mining) (c)                                          82,666        23,900,394
Shire PLC (Pharmaceuticals) (b)                        994,462        24,393,565
                                                                 ---------------
                                                                      82,115,506
                                                                 ---------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $223,049,523)                                            326,957,793
                                                                 ---------------
MONEY MARKET FUNDS-0.34%
Liquid Assets Portfolio -Institutional Class(d)      3,704,480         3,704,480
Premier Portfolio -Institutional Class(d)            3,704,480         3,704,480
   Total Money Market Funds
      (Cost $7,408,960)                                                7,408,960
                                                                 ---------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.99%
   (Cost $1,709,184,744)                                           2,146,585,668
                                                                 ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-0.12%
Liquid Assets Portfolio -Institutional Class(e)
   (Cost $2,548,797)                                 2,548,797         2,548,797
                                                                 ---------------
TOTAL INVESTMENTS-100.11%
   (Cost $1,711,733,541)                                           2,149,134,465
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(0.11)%                                 (2,396,284)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 2,146,738,181
                                                                 ===============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $190,676,888, which represented 8.88% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at July 31, 2007.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Large Cap Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Large Cap Growth Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM Large Cap Growth Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07     INCOME
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $18,157,343   $182,148,413   $(196,601,276)   $3,704,480   $349,944
Premier Portfolio-
   Institutional Class       18,157,343    182,148,413    (196,601,276)    3,704,480    348,117
                            -----------   ------------   -------------    ----------   --------
   SUBTOTAL                 $36,314,686   $364,296,826   $(393,202,552)   $7,408,960   $698,061
                            ===========   ============   =============    ==========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE       PURCHASES AT     PROCEEDS FROM       VALUE     DIVIDEND
FUND                          10/31/06         COST             SALES         07/31/07     INCOME*
----                        -----------   --------------   ---------------   ----------   --------
Liquid Assets Portfolio -
   Institutional Class      $        --   $   90,619,390   $   (88,070,593)  $2,548,797   $    466
STIC Prime Portfolio -
   Institutional Class       34,785,504      812,888,646      (847,674,150)          --      8,094
                            -----------   --------------   ---------------   ----------   --------
   SUBTOTAL                 $34,785,504   $  903,508,036   $  (935,744,743)  $2,548,797   $  8,560
                            -----------   --------------   ---------------   ----------   --------
   TOTAL INVESTMENTS IN
      AFFILIATES            $71,100,190   $1,267,804,862   $(1,328,947,295)  $9,957,757   $706,621
                            ===========   ==============   ===============   ==========   ========

*    Net of compensation to counterparties.

AIM Large Cap Growth Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At July 31, 2007, securities with an aggregate value of $2,552,062 were on loan to brokers. The loans were secured by cash collateral of $2,548,797 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $8,560 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $910,784,449 and $1,190,043,136, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $443,329,807
Aggregate unrealized (depreciation) of investment securities        (18,526,114)
                                                                   ------------
Net unrealized appreciation of investment securities               $424,803,693
                                                                   =============

Cost of investments for tax purposes is $1,724,330,772.

Item 2. Controls and Procedures.

     (a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 28, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 28, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.